Cash Flow Reconciliations - Reconciliation of equity offerings arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017 [1]
Cash flows
Proceeds from public offerings and issuances of common and general partner units (net of underwriting discounts and commissions)	$ 960	$ 89,649
Proceeds from public offering of preference units (net of underwriting discounts and commissions	111,544	139,222
Offering costs	(662)	$ (336)
Net proceeds from equity offerings at the end of period	111,842
Non-cash items
Offering costs	276
Net proceeds from equity offerings at the end of period	276
Total
Proceeds from public offerings and issuances of common and general partner units (net of underwriting discounts and commissions)	960
Proceeds from public offering of preference units (net of underwriting discounts and commissions	111,544
Offering costs	(386)
Net proceeds from equity offerings at the end of period	$ 112,118

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).